Commitments and Contingencies (Details) $ in Thousands	Apr. 30, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Jun. 30, 2019 USD ($)
Future Minimum Contractual Charter Revenue [Abstract]
2020			$ 8,077
2021			5,692
2022			5,784
2023			5,877
2024			2,105
Total			$ 27,535
Lease term of new office spaces			5 years
Renewal term of new office spaces			5 years
Monthly rent	$ 15	€ 13,000
Exchange rate			1.138
Annual percentage inflation adjustment			1.00%
Office Rental Obligations [Abstract]
2020			$ 38
2021			181
2022			183
2023			146
Total			$ 548
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			1 month
Renewal term of time charter agreements			11 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			60 months
Renewal term of time charter agreements			26 months